10. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Cost, beginning		R$ 7,764,371	R$ 8,026,315
Accumulated amortization, beginning		(396,637)	(494,719)
Adjustment for accumulated recoverable value, beginning		(109,330)	(109,330)
Intangible assets, beginning		7,258,404	7,422,266
Effect of foreign exchange differences		60,105	(101,922)
Acquisitions and expenditures		622	3,119
Transfer of property, plant and equipment		26,183	16,538
Write-offs/disposals		(70)	(13,094)
Amortization		(73,142)	(68,318)
Aquisition control - CGPAR		(56)	47
Transfer of Metalic - Held for sale			(232)
Intangible assets, ending		7,272,046	7,258,404
Cost, ending		7,834,751	7,764,371
Accumulated amortization, ending		(453,375)	(396,637)
Adjustment for accumulated recoverable value, ending		(109,330)	(109,330)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Cost, beginning		3,834,234	3,974,128
Accumulated amortization, beginning		(133,973)	(260,776)
Adjustment for accumulated recoverable value, beginning		(109,330)	(109,330)
Intangible assets, beginning		3,590,931	3,604,022
Effect of foreign exchange differences
Acquisitions and expenditures
Transfer of property, plant and equipment
Write-offs/disposals			(13,091)
Amortization
Aquisition control - CGPAR
Transfer of Metalic - Held for sale
Intangible assets, ending		3,590,931	3,590,931
Cost, ending		3,834,234	3,834,234
Accumulated amortization, ending		(133,973)	(133,973)
Adjustment for accumulated recoverable value, ending		(109,330)	(109,330)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Cost, beginning		444,635	549,302
Accumulated amortization, beginning		(146,975)	(136,026)
Adjustment for accumulated recoverable value, beginning
Intangible assets, beginning		297,660	413,276
Effect of foreign exchange differences		41,916	(74,167)
Acquisitions and expenditures
Transfer of property, plant and equipment
Write-offs/disposals
Amortization		(38,701)	(41,449)
Aquisition control - CGPAR
Transfer of Metalic - Held for sale
Intangible assets, ending		300,875	297,660
Cost, ending		513,068	444,635
Accumulated amortization, ending		(212,193)	(146,975)
Adjustment for accumulated recoverable value, ending
Software
Disclosure of detailed information about intangible assets [line items]
Cost, beginning		183,166	173,154
Accumulated amortization, beginning		(114,913)	(97,917)
Adjustment for accumulated recoverable value, beginning
Intangible assets, beginning		68,253	75,237
Effect of foreign exchange differences		183	(236)
Acquisitions and expenditures		622	2,995
Transfer of property, plant and equipment		26,183	16,538
Write-offs/disposals		(70)	(3)
Amortization		(21,986)	(26,093)
Aquisition control - CGPAR			47
Transfer of Metalic - Held for sale			(232)
Intangible assets, ending		73,185	68,253
Cost, ending		167,162	183,166
Accumulated amortization, ending		(93,977)	(114,913)
Adjustment for accumulated recoverable value, ending
Trademark and patents
Disclosure of detailed information about intangible assets [line items]
Cost, beginning		116,196	143,636
Accumulated amortization, beginning
Adjustment for accumulated recoverable value, beginning
Intangible assets, beginning		116,196	143,636
Effect of foreign exchange differences		17,941	(27,440)
Acquisitions and expenditures
Transfer of property, plant and equipment
Write-offs/disposals
Amortization
Aquisition control - CGPAR
Transfer of Metalic - Held for sale
Intangible assets, ending		134,137	116,196
Cost, ending		134,137	116,196
Accumulated amortization, ending
Adjustment for accumulated recoverable value, ending
Rights and licenses
Disclosure of detailed information about intangible assets [line items]
Cost, beginning	[1]	3,185,700	3,185,700
Accumulated amortization, beginning	[1]	(776)
Adjustment for accumulated recoverable value, beginning	[1]
Intangible assets, beginning	[1]	3,184,924	3,185,700
Effect of foreign exchange differences	[1]
Acquisitions and expenditures	[1]
Transfer of property, plant and equipment	[1]
Write-offs/disposals	[1]
Amortization	[1]	(12,455)	(776)
Aquisition control - CGPAR	[1]
Transfer of Metalic - Held for sale	[1]
Intangible assets, ending	[1]	3,172,469	3,184,924
Cost, ending	[1]	3,185,701	3,185,700
Accumulated amortization, ending	[1]	(13,232)	(776)
Adjustment for accumulated recoverable value, ending	[1]
Others
Disclosure of detailed information about intangible assets [line items]
Cost, beginning		440	395
Accumulated amortization, beginning
Adjustment for accumulated recoverable value, beginning
Intangible assets, beginning		440	395
Effect of foreign exchange differences		65	(79)
Acquisitions and expenditures			124
Transfer of property, plant and equipment
Write-offs/disposals
Amortization
Aquisition control - CGPAR		(56)
Transfer of Metalic - Held for sale
Intangible assets, ending		449	440
Cost, ending		449	440
Accumulated amortization, ending
Adjustment for accumulated recoverable value, ending

[1]	Composed mainly by mineral rights with estimated resources of 1,101 million tons. Corresponding amortization is recorded based on production volumes.